Equity (Tables)	6 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
The following table summarizes the changes to the shares and other equity instruments issued and outstanding, and treasury instruments held as at and for the three and six months ended April 30, 2023 and April 30, 2022.
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended				For the six months ended
	April 30, 2023		April 30, 2022		April 30, 2023		April 30, 2022
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,830.0	$25,094	1,818.8	$23,170	1,821.7	$24,363	1,823.9	$23,066
Proceeds from shares issued on exercise of stock options	0.7	45	0.1	14	1.1	71	1.3	90
Shares issued as a result of dividend reinvestment plan	8.9	713	1.3	114	16.8	1,418	2.5	236

Purchase of shares for cancellation and other	–	–	(13.5)	(171)	–	–	(21.0)	(265)

Balance as at end of period – common shares	1,839.6	$25,852	1,806.7	$23,127	1,839.6	$25,852	1,806.7	$23,127
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period	159.6	$5,600	158.0	$3,950	159.6	$5,600	158.0	$3,950
Issue of shares	–	–	0.8	850	–	–	0.8	850

Redemption of shares	–	–	–	–	–	–	–	–

Balance as at end of period	159.6	$5,600	158.8	$4,800	159.6	$5,600	158.8	$4,800

Other Equity Instruments 1
Balance as at beginning and end of period	5.0	$5,653	1.8	$1,750	5.0	$5,653	1.8	$1,750

Balance as at end of period – preferred shares and other equity instruments	164.6	$11,253	160.6	$6,550	164.6	$11,253	160.6	$6,550
Treasury – common shares 2
Balance as at beginning of period	1.1	$(103)	2.3	$(188)	1.0	$(91)	1.9	$(152)
Purchase of shares	26.5	(2,235)	30.7	(3,088)	46.9	(4,051)	61.2	(6,024)

Sale of shares	(26.5)	2,239	(30.2)	3,033	(46.8)	4,043	(60.3)	5,933
Balance as at end of period – treasury – common shares	1.1	$(99)	2.8	$(243)	1.1	$(99)	2.8	$(243)
Treasury – preferred shares and other equity instruments 2
Balance as at beginning of period	0.1	$(9)	0.2	$(6)	0.1	$(7)	0.1	$(10)
Purchase of shares and other equity instruments	1.0	(185)	0.9	(61)	2.0	(326)	1.7	(90)

Sale of shares and other equity instruments	(1.0)	184	(0.9)	54	(2.0)	323	(1.6)	87
Balance as at end of period – treasury – preferred shares and other equity instruments	0.1	$(10)	0.2	$(13)	0.1	$(10)	0.2	$(13)

1	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
2	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.